Cover	Nov. 24, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 24, 2021
Entity Registrant Name	DUTCH BROS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40798
Entity Tax Identification Number	87-1041305
Entity Address, Address Line One	110 SW 4th Street
Entity Address, Postal Zip Code	97526
Entity Address, City or Town	Grants Pass,
Entity Address, State or Province	OR
City Area Code	(541)
Local Phone Number	955-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	BROS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001866581
Amendment Flag	false